united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

GOOD HARBOR TACTICAL CORE U.S. FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares			Fair Value
	EXCHANGE TRADED FUNDS - 73.5%
	DEBT FUNDS - 56.0%
140,870	iShares 3-7 Year Treasury Bond ETF		17,407,306
354,250	SPDR S&P 500 ETF Trust		28,698,452
			46,105,758
	EQUITY FUNDS - 17.5%
59,216	iShares Core S&P 500 ETF		14,413,767

	TOTAL EXCHANGE TRADED FUNDS (Cost $60,392,646)		60,519,525

	SHORT-TERM INVESTMENTS - 21.9%
	MONEY MARKET FUND - 21.9%
18,001,109	STIT Treasury Portfolio, Institutional Class, to yield 0.85% * (Cost $18,001,109)		18,001,109

	TOTAL INVESTMENTS - 95.4% (Cost $78,393,755) (a)		$ 78,520,634
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%		3,750,360
	NET ASSETS - 100.0%		$ 82,270,994

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $78,393,755 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 436,583
		Unrealized depreciation	(309,704)
		Net unrealized appreciation	$ 126,879

LONG FUTURES CONTRACTS

Long Contracts	Description	Underlying Face Amount at Value ^	Unrealized Loss
102	E-Mini S&P 500 Future, September 2017	12,346,590	(27,795)
89	US 10 Year Treasury Note Future, September 2017	11,172,259	(95,297)
28	US Treasury Long Bond Future, September 2017	4,303,264	(36,875)
		Unrealized Loss from Open Long Futures Contracts	$ (159,967)

^ The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The counterparty for these open future contracts is Societe Generale.

GOOD HARBOR TACTICAL SELECT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.8%
	DEBT FUNDS - 20.2%
1,786	iShares 3-7 Year Treasury Bond ETF	$ 220,696
5,012	iShares 7-10 Year Treasury Bond ETF	534,329
6,770	ProShares Ultra 7-10 Year Treasury	393,676
		1,148,701

	EQUITY FUNDS - 75.6%
1,354	Consumer Discretionary Select Sector SPDR Fund	121,359
2,186	Consumer Staples Select Sector SPDR Fund	120,099
2,183	Direxion Daily Developed Markets Bull 3X Shares *	144,777
1,922	Energy Select Sector SPDR Fund	124,776
5,323	Financial Select Sector SPDR Fund	131,318
1,614	Health Care Select Sector SPDR Fund	127,893
1,822	Industrial Select Sector SPDR Fund	124,096
406	iShares Core S&P 500 ETF	98,824
318	iShares MSCI Brazil Capped ETF	10,857
5,196	iShares MSCI Canada ETF	139,045
402	iShares MSCI China ETF	21,985
6,553	iShares MSCI Emerging Markets ETF	271,229
6,532	iShares MSCI Eurozone ETF	263,403
3,883	iShares MSCI France ETF	111,675
7,295	iShares MSCI Germany ETF	220,820
664	iShares MSCI India ETF	21,314
2,099	iShares MSCI Japan ETF	112,611
399	iShares MSCI Mexico Capped ETF	21,522
3,053	iShares MSCI Pacific ex Japan ETF	135,797
382	iShares MSCI Russia Capped ETF	11,002
374	iShares MSCI South Africa ETF	21,213
7,061	iShares MSCI Switzerland Capped ETF	242,263
627	iShares MSCI Taiwan Capped ETF	22,422
3,330	iShares MSCI United Kingdom ETF	110,989
2,317	Materials Select Sector SPDR Fund	124,678
95,611	Power Dividend Index Fund	1,124,385
612	ProShares Ultra MSCI Emerging Markets *	44,052
473	ProShares Ultra S&P 500	42,310
2,194	Technology Select Sector SPDR Fund	120,056
2,298	Utilities Select Sector SPDR Fund	119,404
		4,306,174

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,163,223)	5,454,875

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
226,314	STIT Treasury Portfolio, Institutional Class, to yield 0.85% * (Cost $226,314)	226,314

	TOTAL INVESTMENTS - 99.8% (Cost $5,389,537) (a)	$ 5,681,189
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	10,727
	NET ASSETS - 100.0%	$ 5,691,916

ETF - Exchange Traded Fund
* Non income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,392,814 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 301,207
	Unrealized depreciation	(12,832)
	Net unrealized appreciation	$ 288,375

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts - The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 in valuing the Funds' investments measured at fair value:

Good Harbor Tactical Core U.S. Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 60,519,525	$ -	$ -	$ 60,519,525
Short-Term Investment	18,001,109	-	-	18,001,109
Total	$ 78,520,634	$ -	$ -	$ 78,520,634

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Long Futures Contracts **	$ 159,967	$ -	$ -	$ 159,967

Good Harbor Tactical Select Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 5,454,875	$ -	$ -	$ 5,454,875
Short-Term Investment	226,314	-	-	226,314
Total	$ 5,681,189	$ -	$ -	$ 5,681,189

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.
** Amount shown represents unrealized loss at period end.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of June 30, 2017, the amount of unrealized loss on futures contracts subject to interest rate risk and equity risk amounted to $159,967 for the Good Harbor Tactical Core U.S. Fund.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Underlying Investment in Other Investment Companies - The Good Harbor Tactical Core US Fund currently seeks to achieve its investment objective by investing a portion of its assets in the SPDR S&P 500 ETF Trust (the "Security"). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security N-CSR’s available at “www.sec.gov” or on the Security’s website. As of June 30, 2017, the percentage of the Tactical Core US Fund's net assets invested in the SPDR S&P 500 ETF Trust was 34.9%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/10/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/10/2017